Accumulated Other Comprehensive Loss (Income) (Tables)	12 Months Ended
Sep. 30, 2017
Equity [Abstract]
Schedule of accumulated other comprehensive (loss) income

The accumulated balances for each classification of comprehensive loss (income) are presented below:

	Foreign Currency Translation Adjustments	Unrecognized pension benefit costs	Accumulated Other Comprehensive Loss (Income)
Balance at September 27, 2014	$2,456	$16,194	$18,650
Change during the period	(15,059)	3,950	(11,109)
Balance at September 26, 2015	(12,603)	20,144	7,541
Change during the period	(47,368)	6,722	(40,646)
Balance at September 24, 2016	(59,971)	26,866	(33,105)
Change during the period	(18,697)	(1,343)	(20,040)
Balance at September 30, 2017	$(78,668)	$25,523	$(53,145)